Other revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Other Revenues
Noncontrolling interests without SEI	25	358	152	383	216
Loans held-for-sale	(1)	1	2	0	(3)
Long-lived assets held-for-sale	(2)	28	(7)	26	(22)
Equity method investments	55	61	30	116	66
Other investments	97	110	82	207	139
Other	197	180	158	377	241
Other revenues	371	738	417	1,109	637